SHARE CAPITAL- Disclosure of detailed information about RSU transactions (Details) - R S U [Member] - shares	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Disclosure of classes of share capital [line items]
Number of restricted share units outstanding, beginning	5,695,000	2,900,000
Number of restricted share units outstanding, Granted	75,000	2,795,000
Number of restricted share units outstanding, vested	(2,900,000)
Number Of Restricted Share Units Outstanding Forfeited	(40,000)
Number of restricted share units outstanding, ending	2,830,000	5,695,000